Long-Term Debt, Excluding Current Maturities (Maturities Of Long-Term Debt) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Long-term Debt, Excluding Current Maturities [Abstract]
First year	$ 670	$ 1,480
Second year	545
Third year and thereafter	867
Total long-term debt	$ 2,082	$ 2,208